Revenue (Details) - Schedule of summarizes the activity of the deferred contract acquisition costs - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of summarizes the activity of the deferred contract acquisition costs [Abstract]
Beginning balance	$ 8,856	$ 5,607	$ 3,556
Capitalization of contract acquisition costs	4,503	4,927	2,970
Amortization of deferred contract acquisition costs	(2,136)	(1,790)	(1,106)
Impacts of foreign currency translation	191	112	187
Ending balance	11,414	8,856	5,607
Deferred contract acquisition costs, current	3,241	3,065	$ 2,394
Deferred contract acquisition costs, noncurrent	$ 8,173	$ 5,791